Long Term Investment	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
LONG TERM INVESTMENT
9.	LONG TERM INVESTMENT

	Cost method investments without readily determinable fair value	Cost method investments without readily determinable fair value
	RMB	USD
Balance as of January 1, 2020(i)	5,000	766
Additions	-	-
Disposal	-	-
Impairment	-	-
Balance as of December 31, 2020	5,000	766

(i)	Investments held by the Company as of December 31, 2020 comprised of equity investment in the privately-held entity (“Zhejiang Qusu Technology Co., Ltd” or “QS”), in which the Company does not have significant influence and such investment do not have readily determinable fair values. In the past, the Company hold the equity interest in QS through a LP fund (“Zhengrui”). Through a restructure completed on December 25, 2020, the Company directly owns the equity interest in QS. As of December 31, 2020, the Company did not consider there was any facts indicating the fair value of the investment was less than it carrying value.